Related party transactions - Schedule of Cost Incurred With Manager and Parties Related Thereto (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consulting services [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto		$ 84	$ 192
Arrangement fee [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	1,790	1,832	1,500
Technical service fees advance [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto		2,947
Transaction fee [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	$ 123	$ 369